Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 20, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Assets	$ 250,304,732		$ 250,827,490	$ 252,167,049
Liabilities and shareholders' equity
Total current liabilities	532,032		139,107	816,145
Deferred underwriting commissions	8,750,000		8,750,000	8,750,000
Derivative warrant liabilities			21,354,400	19,500,000
Total liabilities	27,266,392		30,243,507	29,066,145
Preference shares—$0.0001 par value
Additional paid-in capital	6,784,542		8,293,299	5,776,310
Accumulated deficit	(1,785,477)		(3,294,265)	(777,344)
Total shareholders' equity	5,000,010	$ 5,000,006	5,000,003	5,000,004	$ 0
Total Liabilities and Shareholders' Equity	250,304,732		250,827,490	252,167,049
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Assets			250,827,490	252,167,049
Liabilities and shareholders' equity
Total current liabilities			139,107	816,145
Deferred underwriting commissions			8,750,000	8,750,000
Total liabilities			8,889,107	9,566,145
Preference shares—$0.0001 par value
Additional paid-in capital			5,703,622	5,041,015
Accumulated deficit			(704,375)	(41,854)
Total shareholders' equity			5,000,003	5,000,004
Total Liabilities and Shareholders' Equity			250,827,490	252,167,049
Restatement Adjustment
Liabilities and shareholders' equity
Derivative warrant liabilities			21,354,400	19,500,000
Total liabilities			21,354,400	19,500,000
Preference shares—$0.0001 par value
Additional paid-in capital			2,589,677	735,295
Accumulated deficit			(2,589,890)	(735,490)
Class A Ordinary Share
Liabilities and shareholders' equity
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	218,038,330		215,583,980	218,100,900
Ordinary shares	320		344	319
Total shareholders' equity	320	252	344		0
Class A Ordinary Share | As Previously Reported
Liabilities and shareholders' equity
Class A ordinary share, $0.0001 par value; shares subject to possible redemption			236,938,380	237,600,900
Ordinary shares			131	124
Class A Ordinary Share | Restatement Adjustment
Liabilities and shareholders' equity
Class A ordinary share, $0.0001 par value; shares subject to possible redemption			(21,354,400)	(19,500,000)
Ordinary shares			213	195
Class B Ordinary Share
Liabilities and shareholders' equity
Ordinary shares	625		625	719
Total shareholders' equity	$ 625	$ 625	625		$ 0
Class B Ordinary Share | As Previously Reported
Liabilities and shareholders' equity
Ordinary shares			$ 625	$ 719